LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

11. LONG-TERM INVESTMENTS, NET

The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Investments in equity method investees	430,292	370,985
Investments accounted for at fair values	6,480,322	1,063,689
Equity investments measured under measurement alternative and NAV practical expedient	1,232,735	152,645
Long-term time deposits	946,096	11,064,516
Held-to-maturity debt investments	135,071	147,529
Available-for-sale debt investments	7,813,655	5,126,289
Total long-term investments	17,038,171	17,925,653

Investments in equity method investees

Amounts
RMB
(in thousands)
Balance at December 31, 2019	395,926
Investments made	339,577
Income (loss) from investment	(10,924)
Investment impairment	(26,650)
Dividend received	(8,000)
Balance at December 31, 2020	689,929
Investments made	258,990
Income (loss) from investment	39,520
Investment impairment	(2,914)
Disposal of investment	(540,433)
Dividend received	(14,800)
Balance at December 31, 2021	430,292
Investments made	12,188
Income (loss) from investment	44,588
Disposal of investment	(134,406)
Dividend received	(27,338)
Acquired in a business combination	45,661
Balance at December 31, 2022	370,985

The Group applies the equity method of accounting to account for its equity investments in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.

For the year ended December 31, 2020, the Group made RMB339.6 million new investments under the equity method, mainly including RMB280.0 million equity investment in a company which is primarily engaged in providing residential property rental agency and management services in the PRC.

For the year ended December 31, 2021, the Group made RMB259.0 million new investments under the equity method, mainly including RMB198.0 million equity investment in certain newly founded entities which are primarily engaged in real estate development projects investment. In April 2021, the Group disposed investments in certain equity method investees at approximately RMB495.0 million, which approximated their carrying value.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

For the year ended December 31, 2022, the Group made RMB12.2 million new investments under the equity method and the Group disposed investments in certain equity method investees at approximately RMB134.4 million, which approximated their carrying value.

Impairment recorded for equity method investments for the years ended December 31, 2020, 2021 and 2022 was RMB26.7 million, RMB2.9 million and nil.

Investments accounted for at fair values

Investments accounted for at fair values include (i) marketable equity securities, which are publicly traded stocks or funds measured at fair value, (ii) unlisted equity securities or debt securities which use significant unobservable inputs to measure the fair value on recurring basis, (iii) long-term loan receivables accounted for under the fair value option method of accounting, and (iv) investments in wealth management products with maturity date in over one year, which are financial instruments with variable interest rates or principal not-guaranteed with certain financial institutions and are measured at fair value in accordance with ASC 825-“Financial Instruments”.

The following table shows the carrying amount and fair value of investments accounted for at fair value:

		Gross	Gross
		unrealized	unrealized	Exchange	Dividends
	Cost basis	gains	losses	adjustments	received	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	296,848	—	(142,337)	(732)	—	153,779
Unlisted equity securities (ii)	221,694	24,313	—	—	—	246,007
Loan receivables measured at fair value (ii)	65,368	2,822	—	—	—	68,190
Wealth management product (iii)	6,109,574	209,844	—	(228,453)	(78,619)	6,012,346
Balance at December 31, 2021	6,693,484	236,979	(142,337)	(229,185)	(78,619)	6,480,322
Marketable securities (i)	96,848	—	(63,678)	3,964	—	37,134
Unlisted equity securities (ii)	220,035	442	(135,805)	—	—	84,672
Loan receivables measured at fair value (ii)	32,532	2	(28,651)	—	—	3,883
Wealth management product (iii)	937,500	500	—	—	—	938,000
Balance at December 31, 2022	1,286,915	944	(228,134)	3,964	—	1,063,689

(i)	Marketable securities

Marketable securities represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence. The marketable securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

(ii)	Unlisted equity securities and loan receivables measured at fair value

Investment in IFM Investments Limited (“IFM”)

In October 2017, the Group purchased 10% ownership in IFM, a company focusing on real estate agency business in the PRC, through subscription of 308,084,916 convertible redeemable preferred shares newly issued by IFM at an aggregated subscription price of RMB60 million. Concurrent with the preferred share investment, the Group entered into a convertible note purchase agreement on August 14, 2017 to purchase convertible notes issued by IFM in the principal amount of US$ equivalent of RMB40 million with maturity period of 30 months and interest rate per annum of 12%. The convertible notes were convertible into IFM’s preferred shares at a discounted price. The Group elected the fair value option to measure the preferred share investments and the entire convertible note with the assistance of an independent valuation firm.

In 2019, the Group launched many incentive programs to incentivize real estate brokerage firms to join the Group’s platform. IFM is one of the leading firms in the real estate agency business industry. In May 2019, to incentivize IFM to join the Group’s platform, the Group made additional investment of RMB308 million to acquire certain percentage of IFM’s preferred and ordinary shares, converted the convertible note into preferred shares and provided RMB130 million loan to IFM’s controlling shareholder, which is secured by 17.5% ownership of IFM. Total consideration of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB438 million. The fair value of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB120.1 million on the transaction date. The difference of RMB317.9 million between the consideration paid and the fair value received was considered and recognized as deemed marketing expenses.

As the investment in IFM is not in-substance common stock, it does not qualify for equity method accounting, and according to ASC 321, the Group elected to account for this investment at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive income (loss).

As of December 31, 2021 and 2022, the Group held 37.6% in IFM and account for the investment in IFM amounted to RMB218.6 million and RMB58.8 million, and loan to IFM’s controlling shareholder at fair value amounting to RMB32.6 million and RMB1.2 million, respectively. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurements.

Other than the equity investment in IFM, the investment in unlisted equity securities was primarily equity investments in one private company focusing on home renovation business in the PRC and other private investment companies.

(iii)	Wealth management products

As part of the Group’s cash management program, the Group invested in certain wealth management products with variable interest rates and principal not guaranteed issued by financial institutions in the PRC. These wealth management products were with maturity of over one year, or can be redeemed through advance notice and the Group intended to hold the investments over one year, thus were classified as long-term investments.

Equity investments measured under measurement alternative and NAV practical expedient

Equity investments without readily determinable fair values include investments in private equity funds accounted for under NAV practical expedient, and investments in private companies accounted for under measurement alternative.

Investments in private equity generally are not redeemable due to the closed-ended nature of these funds. Investment in private equity funds over which the Group does not have the ability to exercise significant influence are accounted for under the NAV practical expedient. As of December 31, 2021 and 2022, the carrying amount of the Group’s investment in private equity fund was approximately RMB126.4 million and RMB91.0 million, respectively. During the years ended December 31, 2020, 2021 and 2022, fair value changes recognized for this equity investment were RMB20.4 million, RMB51.6 million, RMB(32.9) million respectively. Investments in the private equity fund is subject to a lock-up period of 8 years which restricts investor from withdrawing from the fund during the investment period.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

The following table shows the details of investments in private companies accounted for under measurement alternative:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Yuanjing Mingchuang (i)	532,035	14,930
Shengdu (ii)	480,000	—
Others	94,320	46,710
Total Equity investments measured under measurement alternative	1,106,355	61,640
(i)	Investment in Shenzhen Yuanjing Mingchuang Management Consulting Co. (“Yuanjing Mingchuang”)

On May 31, 2021, the Group acquired 29.16% equity interest in Yuanjing Mingchuang, a private company and a related party of the Group, which engaged in long-term apartment rental business in Shenzhen under the brand “V-town”. The investment was made in form of preferred shares with a total cash consideration of RMB700 million. The Group elected to use measurement alternative to account for the investment.

Due to the unsatisfied financial performance of Yuanjing Mingchuang, management determined that impairment indicator existed as of December 31, 2021 and the Group recorded an impairment loss of RMB168.0 million for the year ended December 31, 2021 based on the investment’s fair value estimated with the assistance of an independent valuation firm.

Due to the change of original operating plan, persistent sluggish performance, considering the uncertainty of the investee’s future financing program and operating plan, the Group recorded an impairment loss of RMB517.1 million for the years ended December 31, 2022 based on the investment’s fair value estimated with the assistance of an independent valuation firm in accordance with the principles of ASC 820. The fair value of Yuanjing Mingchuang was measured using significant unobservable inputs (Level 3) based on the discounted cash flow method. Significant assumptions used in the valuation include future revenues and the discount rate.

(ii)	Investment in Shengdu

On July 5, 2021, the Group announced to enter into a definitive agreement with Shengdu, a home renovation service provider headquartered in Hangzhou, pursuant to which the Group agreed to acquire 100% equity interests in Shengdu from its existing shareholders, for a total consideration capped at RMB8 billion consisting of cash and restricted shares, subject to a staggered acquisition arrangement and customary closing conditions, including regulatory approvals. The Group has purchased 6% of Shengdu’s equity interests with preference rights in December 2021 with consideration amount to RMB480 million in cash, among which RMB120 million had been paid in December 2021. The Group elected to use measurement alternative to account for the investment. The Group accounted for its obligation to purchase the remaining 94% equity interest of Shengdu when and if certain customary closing conditions are satisfied as a forward contract, which is classified as an asset or liability and measured at fair value, with changes in fair value reported in earnings. The fair value of the forward is immaterial at contract inception and as of December 31, 2021.

On January 6, 2022, the Group has acquired additional 43% of Shengdu’ s equity interests with preference rights with consideration amounted to RMB3,440 million in cash. The Group elected to use measurement alternative to account for the investment.

On April 20, 2022, the Group completed the acquisition of Shengdu. Please refer to Note 23. Business Combinations for more details.

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

As of December 31, 2021 and 2022, investments accounted for under measurement alternative were RMB1,106.4 million and RMB61.6 million, respectively. There was no upward adjustment identified by the management for the years ended December 31, 2021 and 2022.

The total carrying value of investment in private companies accounted for under measurement alternative held as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Initial cost basis	1,299,144	835,790
Cumulated unrealized losses (including impairment)	(192,789)	(774,150)
Total carry value	1,106,355	61,640

For the years ended December 31, 2020, 2021 and 2022, RMB9.0 million, RMB183.8 million and RMB591.9 million impairment was recorded for investments in private companies accounted for under measurement alternative. The impairment was recorded in “Impairment loss for equity investments accounted for using measurement alternative” in the Group’s consolidated statements of comprehensive income (loss). Also, the Group classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements and those investments that measured using significant unobservable inputs as Level 3 of fair value measurements.

Long-term time deposits

The Group’s long-term time deposits are time deposits placed with banks with original maturities more than one year, and those matured date within one year will be reclassified to short-term investments. As of December 31, 2021, deposits were denominated in RMB amounting to approximately RMB946.1 million, among which RMB514.9 million will be matured in March 2024, RMB200.6 million will be matured in December 2024 with the remaining will be matured in May 2024. As of December 31, 2022, deposits were denominated in RMB amounting to approximately RMB11.1 billion, among which RMB1,737.6 million will be matured in 2024.The remaining RMB9,326.9 million will be matured in 2025.

Held-to-maturity debt investments

During the year ended December 31, 2022, the Group recorded interest income from its held-to-maturity debt investments of RMB3.5 million in the consolidated statements of comprehensive income (loss). Held-to-maturity debt investments as of December 31, 2022 are shown as below, which would be due in 1 to 2 years:

As of December 31, 2022
		Gross	Gross
	Cost or	unrecognized	unrecognized
	Amortized	holding	holding	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Held-to-maturity debt investments	147,529	—	(9,044)	138,485

11. LONG-TERM INVESTMENTS, NET (CONTINUED)

The following table summarizes the amortized cost of held-to-maturity debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Due in 1 year through 5 years	135,071	147,529
Total	135,071	147,529

Available-for-sale debt investments

The Group’s available-for-sale debt investments mainly include investments in debt securities issued by banks and other financial institutions that are redeemable at the issuer’s option, which have no contractual maturity date. As of December 31, 2022, RMB5,126.3 million available-for-sale debt investments were held by the Company. Available-for-sale debt investments as of December 31, 2022 are shown as below:

As of December 31, 2022
	Cost or	Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Available-for-sale debt investments	5,466,446	—	(340,157)	5,126,289

The proceeds received at bank redemption date of available-for-sale debt investments is RMB3,060.5 million.

The following table summarizes the Group’s gross unrealized losses and fair values for available-for-sale debt investments in an unrealized loss position as of December 31, 2022:

12 Months or Greater
	Fair	Unrealized
	Value	Losses
	RMB	RMB

(in thousands)
Additional Tier1 Bonds	5,126,289	(340,157)

Estimated allowances for credit losses of available-for sales are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. Based on this evaluation, no allowance for credit losses on debt securities was recorded as of December 31, 2022.

The following table summarizes the estimated fair value of available-for-sale debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Due in 1 year through 5 years	7,813,655	5,126,289
Total	7,813,655	5,126,289